Note 22 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gain / (loss) on derivative instruments, net (Note 22)	$ (48,874)	$ 17,288	$ 2,698
Interest Rate Swaps That Meet the Criteria for Hedge Accounting [Member]
Gain / (loss) on derivative instruments, net (Note 22)	(393)	12,207	(182)
Forward Freight Agreements [Member]
Gain / (loss) on derivative instruments, net (Note 22)	(47,684)	5,420	108
Bunker Swap Agreements [Member]
Gain / (loss) on derivative instruments, net (Note 22)	3,825	(1,490)	(12)
EUA Futures [Member]
Gain / (loss) on derivative instruments, net (Note 22)	276	0	0
Foreign Exchange Forward [Member]
Gain / (loss) on derivative instruments, net (Note 22)	$ (4,898)	$ 1,151	$ 2,784